CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares		Value
Common Stock — 96.9%
Consumer Discretionary — 4.7%
Consumer Durables & Apparel — 2.8%
193,558	G-III Apparel Group Ltd.[1]	$4,987,989
29,813	PVH Corp.	2,630,401

		7,618,390

Consumer Services — 1.9%
91,782	ServiceMaster Global Holdings, Inc.[1]	5,130,614

Total Consumer Discretionary		12,749,004

Consumer Staples — 6.2%
Food & Staples Retailing — 1.7%
101,757	Performance Food Group Co.[1]	4,681,839

Food, Beverage & Tobacco — 4.5%
264,166	Nomad Foods Ltd.[1]	5,415,403
120,437	TreeHouse Foods, Inc.[1]	6,678,232

		12,093,635

Total Consumer Staples		16,775,474

Energy — 3.5%
Energy Equipment & Services — 1.1%
112,714	Apergy Corp.[1]	3,048,914

Oil, Gas & Consumable Fuels — 2.4%
629,825	Callon Petroleum Co.[1,2]	2,733,441
40,884	Diamondback Energy, Inc.	3,675,880

		6,409,321

Total Energy		9,458,235

Financials — 16.6%
Banks — 8.9%
330,811	Associated Banc-Corp.	6,698,922
194,869	BankUnited, Inc.	6,551,496
157,447	Hancock Whitney Corp.	6,029,433
279,094	TFS Financial Corp.[2]	5,029,274

		24,309,125

Diversified Financials — 1.4%
65,486	Stifel Financial Corp.	3,757,587

Insurance — 6.3%
52,731	American Financial Group, Inc.	5,687,038
20,408	Axis Capital Holdings Ltd.	1,361,622
30,013	Hanover Insurance Group, Inc. (The)	4,067,962
78,194	Selective Insurance Group, Inc.	5,879,407

		16,996,029

Total Financials		45,062,741

Health Care — 11.2%
Health Care Equipment & Services — 7.9%
13,762	Cooper Cos, Inc. (The)	4,087,314
222,355	Envista Holdings Corp.[1]	6,199,258
246,944	Natus Medical, Inc.[1]	7,862,697

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
23,272	STERIS PLC[3]	$3,362,571

		21,511,840

Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
27,040	Bio-Rad Laboratories, Inc. — Class A1	8,997,289

Total Health Care		30,509,129

Industrials — 22.3%
Capital Goods — 13.2%
133,051	Actuant Corp. — Class A	2,919,139
108,285	Advanced Drainage Systems, Inc.	3,494,357
55,217	Carlisle Cos, Inc.	8,036,282
106,311	SPX FLOW, Inc.[1]	4,195,032
20,049	Teledyne Technologies, Inc.[1]	6,455,578
48,269	Valmont Industries, Inc.	6,682,360
49,530	Xylem, Inc.	3,943,579

		35,726,327

Commercial & Professional Services — 9.1%
465,554	Clarivate Analytics PLC[1,2,3]	7,853,896
119,803	Clean Harbors, Inc.[1]	9,248,792
122,703	TriNet Group, Inc.[1]	7,630,899

		24,733,587

Total Industrials		60,459,914

Information Technology — 9.3%
Semiconductors & Semiconductor Equipment — 1.3%
71,822	Cree, Inc.[1,2]	3,519,278

Software & Services — 3.7%
60,347	CommVault Systems, Inc.[1]	2,698,114
109,528	PTC, Inc.[1]	7,467,619

		10,165,733

Technology Hardware & Equipment — 4.3%
139,451	FLIR Systems, Inc.	7,333,728
80,833	Lumentum Holdings, Inc.[1,2]	4,329,416

		11,663,144

Total Information Technology		25,348,155

Materials — 8.0%
Chemicals — 8.0%
221,488	GCP Applied Technologies, Inc.[1]	4,263,644
188,575	RPM International, Inc.	12,975,846
68,598	W.R. Grace & Co.	4,579,602

Total Materials		21,819,092

Real Estate — 8.7%
Office REIT’s — 8.7%
155,759	Corporate Office Properties Trust	4,638,503
175,205	Cousins Properties, Inc.	6,585,956
130,311	Douglas Emmett, Inc.	5,581,220
197,984	Equity Commonwealth	6,780,952

Total Real Estate		23,586,631

CRM Funds
1

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2019 (Unaudited)

Shares		Value
Utilities — 6.4%
Multi-Utilities — 4.9%
65,993	Black Hills Corp.	$5,063,643
280,475	NiSource, Inc.	8,391,812

		13,455,455

Water Utilities — 1.5%
32,355	American Water Works Co., Inc.	4,019,462

Total Utilities		17,474,917

Total Common Stock (Cost $207,047,219)		263,243,292

Short-Term Investments — 2.5%
3,429,769	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 1.87%[4]	3,429,769
3,429,770	Federated Treasury Obligations Fund — Institutional Series, 1.83%[4]	3,429,770

Total Short-Term Investments (Cost $6,859,539)		6,859,539

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 99.4% (Cost $213,906,758)		270,102,831

Principal
Short-Term Investments Held As Collateral For Loaned Securities — 3.3%
Repurchase Agreements — 3.3%
$439,045	With Bank of America Securities, Inc.: at 2.30%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $439,073 (collateralized by US Treasury Securities, par values ranging from $16,433 - $380,867, coupon rates ranging from 1.13% to 2.25%, 08/31/21 - 11/15/27; total market value $447,826)	439,045

Principal		Value
Repurchase Agreements — (continued)
$2,095,948	With Bank of Montreal: at 2.30%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $2,096,082 (collateralized by US Treasury Securities, par values ranging from $1 - $494,606, coupon rates ranging from 0.00% to 3.75%, 10/10/19 - 05/15/45; total market value $2,137,867)	$2,095,948
2,095,948	With BNP Paribas: at 2.35%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $2,096,085 (collateralized by US Treasury Securities, par values ranging from $0 - $644,133, coupon rates ranging from 0.00% to 4.63%, 11/15/19 - 02/15/49; total market value $2,137,867)	2,095,948
2,095,948	With Citigroup Global Markets, Inc.: at 2.30%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $2,096,082 (collateralized by US Treasury Securities, par values ranging from $0 - $1,654,653, coupon rates ranging from 0.25% to 3.13%, 07/31/21 - 02/15/49; total market value $2,137,891)	2,095,948
2,095,948	With TD Securities, Inc.: at 2.35%, dated 09/30/19, to be repurchased on 10/01/19, repurchase price $2,096,085 (collateralized by a US Treasury Security, par value of $2,136,615, coupon rate of 1.63%, 09/30/26; total market value $2,137,867)	2,095,948

Total Repurchase Agreements		8,822,837

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $8,822,837)		8,822,837

Total Investments — 102.7% (Cost $222,729,595)		278,925,668	[5]
Liabilities in Excess of Other Assets — (2.7)%		(7,282,539)

Total Net Assets — 100.0%		$271,643,129

CRM Funds
2

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2019 (Unaudited)

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.
[5]

At September 30, 2019, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $8,511,915. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. For additional information about security lending disclosure, refer to the Fund’s most recent semi or annual report.

CRM Funds
3